TRANSITION PERIOD COMPARATIVE DATA - Consolidated Balance Sheets (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Feb. 09, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 6,879,552		$ 6,558,176		$ 619,554		$ 1,132,900	$ 129,560
Cash segregated - customers	21,377,503		20,548,972
Cash segregated - PAB	200,618		200,738
Receivables - broker-dealers and clearing organizations	1,321,533		1,333,306
Receivables - customers, net	354,196		823,784
Other receivables	62,098		64,842
Prepaid expenses			67,967				29,458
Trading securities, market value, net	54		55		54,799,478			204,044,469
Due from Atlas Clear							49,806
Total Current Assets	30,259,946		29,597,840		55,477,860		1,212,164	204,207,681
Operating lease right to use lease asset	249,515		326,336
Property and equipment, net	6,942		16,080
Customer list, net	13,536,472		14,150,856
Goodwill	6,142,525		7,706,725
Pacsquare asset purchase	1,880,725		1,726,500
Bank acquisition deposit			91,200
Cash deposits - broker-dealers and clearing organizations			3,515,000
Other assets	336,017		336,017
Marketable securities held in Trust Account							57,409,747
TOTAL ASSETS	56,014,642		57,466,554		55,477,860		58,621,911	204,207,681
Current liabilities
Payables to customers	20,020,804		20,162,973
Accounts and payables to officers/directors	840,243		686,579
Accounts payable and accrued expenses	4,866,025		5,393,912		5,510,760		5,181,488	4,813,558
Payables - broker-dealers and clearing organizations	15,427		4,915
Commissions, payroll and payroll taxes	311,796		273,386
Current portion of lease liability	(126,746)		(149,499)
Convertible notes, net			3,783,437
Secured convertible note, net			6,857,101
Promissory notes	878,997		852,968
Short-term merger financing, net			5,092,083
Contingent guarantee			3,256,863	$ 3,256,863
Subscription agreement	2,473,529		2,425,647
Excise tax payable	2,260,783		2,067,572		1,528,101		1,485,236
Advances from related parties					3,104,097		1,968,116	319,166
Total Current Liabilities	37,701,077		40,681,377		12,064,611		9,114,840	5,612,724
Accrued contingent liability	100,000		100,000
Long-term merger financing, net			7,606,561
Derivative liability - convertible notes			16,462,690
Derivative liability - warrants	123,062		307,656		307,656		307,656	184,594
Earnout - liability	11,044,000		12,298,000
Deferred income tax liability			5,245,886
Subordinated borrowings	1,930,000		1,950,000
Trading account deposit	100,000		100,000
Long-term lease liability	128,164		182,729
TOTAL LIABILITIES	79,211,367		95,575,437		12,372,267		9,422,496	5,797,318
Commitments and Contingencies (Note 10)
Common stock subject to possible redemption					54,618,469		57,113,761	203,420,202
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Common stock, value	39				503		503	503
Additional paid-in-capital	114,761,723
Accumulated Deficit	(137,945,770)				(11,513,379)		(7,914,849)	(5,010,342)
TOTAL STOCKHOLDERS' DEFICIT	(23,196,725)	$ (23,162,035)	(38,108,883)		(11,512,876)	$ (11,115,311)		(5,009,839)	$ (13,885,204)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 56,014,642		57,466,554		$ 55,477,860		58,621,911	$ 204,207,681
Nonrelated Party
Current liabilities
Stock payable			259,893
Related Party
Current liabilities
Stock payable			$ 55,087
Promissory notes							$ 480,000